NPORT-EX

Upright Assets Allocation Plus Fund

Schedule of Investments

December 31, 2021 (unaudited)

		Market
Description	Quantity	Value
Equities
Consumer 0.64%
Bed Bath & Beyond Inc.	1,000	$ 14,580

Drug Manufacturer-other 3.65%
AbbVie Inc.	500	67,700
Teva Pharmaceutical Industries Limited* ADR	2,000	16,020
		83,720

Electronic Equipment 0.98%
Plug Power Inc.*	800	22,584

Energy 0.71%
Direxion Daily Energy Bull 2X Shares	550	16,302

Financial Services 6.27%
Direxion Daily Financial Bull 3X	1,100	143,803

Generic Drugs 0.88%
Viatris Inc.	1,500	20,295

Semiconductor 15.35%
ASE Technology Holding Company, Ltd. ADR	10,000	78,100
Silicon Motion Technology ADR	2,000	190,060
Taiwan Semiconductor Manufacturing Company Limited ADR	700	84,217
		$ 352,377

MID Cap 4.55%
Direxion Daily Mid Cap Bull 3X Shares	1,500	104,460

Small Cap 1.85%
Direxion Daily Small Cap Bull 3X Shares	500	42,375

US Market 9.37%
Direxion Daily S&P500 Bull 3X Shares	1,500	215,115

IC Design 27.87%
Himax Technologies, Inc. ADR	40,000	639,600

Internet Services 0.65%
Baidu, Inc.* ADR	100	14,879

Exchange Traded Fund 2.83%
iShares MSCI EAFE Value ETF	200	10,078
iShares Russell Mid-Cap Value ETF	100	12,238
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	13,396
Vanguard Real Estate Index Fund ETF Shares	200	23,202
VictoryShares US Large Cap High Div Volatility Wtd ETF	100	6,112
		$ 65,026

MSCI-ETF 7.53%
Direxion Daily MSCI Brazil Bull 2X Shares	85	5,651
Direxion Daily MSCI Emerging Markets Bull 3X Shares	200	14,786
Direxion Daily MSCI India Bull 2X Shares	500	29,825
Direxion Daily MSCI Real Estate Bull 3X Shares	2,000	60,860
iShares MSCI China ETF	200	12,554
KraneShares CSI China Internet ETF	400	14,596
Vanguard FTSE Emerging Markets Index Fund ETF Shares	700	34,622
		$ 172,894

Short Term Investments 15.35%
Invesco Treasury Portfolio Institutional	48,000	48,000
MSIL Federal Treasury Portfolio Institutional	48,323	48,323
First American Treasury Obligation Federal Class Z	48,160	48,160
First American Government Obligation Federal Class Z	48,756	48,756
MSIL Federal Government Portfolio Institutional	48,000	48,000
Fidelity Government Portfolio Class I	53,767	53,767
Invesco Government and Agency Portfolio Institutional	9,354	9,354
Invesco Treasury Obligation Institutional	48,000	48,000
		$ 352,361

Total Investments (Cost $1,310,561) 98.49%		2,260,371
Other Assets less Liabilities		34,655
Net Assets		$ 2,295,026

*Non income producing securities

ADR – American Depository Receipt

As of December 31, 2021, the gross unrealized appreciation for all securities totaled

$988,976 and the gross unrealized depreciation for all securities totaled $39,160 for a net unrealized appreciation of $949,816 for tax purposes. The aggregate cost of securities including cash and money funds on December 31, 2021 was $1,366,730.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2021:

Level 1	2,260,371
Level 2	-
Level 3	-
Total	2,260,371